Equity instruments - Detail by classification and type - (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial instruments
Financial assets held for trading	€ 125,458	€ 148,187	€ 146,346
Financial assets designated at fair value through profit or loss	34,782	31,609	45,043
Financial assets available-for-sale	133,271	116,774	122,036
Equity instruments
Financial instruments
Financial assets held for trading	21,353	14,497	18,225
Financial assets designated at fair value through profit or loss	933	546	630
Financial assets available-for-sale	4,790	5,487	4,849	€ 5,001
Total financial assets	27,076	20,530	23,704
Shares of Spanish companies
Financial instruments
Total financial assets	4,199	3,098	2,479
Shares of foreign companies
Financial instruments
Total financial assets	20,448	15,342	19,077
Investment fund units and shares
Financial instruments
Total financial assets	€ 2,429	€ 2,090	€ 2,148